Long Term Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term loan principal amount	$ 3,525,347,000	$ 4,017,656,000
Term loans applicable margins	0.50%
Refinancing expenses	24,200,000
Other fees and expenses	6,200,000
Interest expense, Long-term obligations	256,000,000	271,900,000	267,700,000
Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio	4.75
Actual Leverage Ratio	4.75
LIBOR Rate [Member]
Debt Instrument [Line Items]
Interest rate floors	1.00%
Base Rate [Member]
Debt Instrument [Line Items]
Interest rate floors	2.00%
Senior Secured Term Loan Facility, due 2018 [Member]
Debt Instrument [Line Items]
Term loan principal amount	2,063,250,000	965,150,000
Term loan maturity	Jun. 30, 2018
Senior Secured Term Loan Facility, due 2018 [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Interest rate margin	2.75%
Senior Secured Term Loan Facility, due 2018 [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margin	1.75%
Senior Secured Term Loan Facility, due 2016 [Member]
Debt Instrument [Line Items]
Term loan principal amount	312,097,000	1,452,506,000
Term loan maturity	Jul. 15, 2016
Senior Secured Term Loan Facility, due 2016 [Member] | 2016 Maturity Term Loans [Member]
Debt Instrument [Line Items]
Term loan principal amount	$ 312,097,000
Senior Secured Term Loan Facility, due 2016 [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Interest rate margin	2.25%
Senior Secured Term Loan Facility, due 2016 [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate margin	1.25%